Interests in associates and joint ventures - Key assumptions in value in use calculation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating income growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil			(0.31%)
Long-term effective tax rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil			2.03%
Bank of Communications Co., Limited
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	10.03%	10.03%
Expected credit losses as a percentage of customer advances in the long term	0.97%	0.97%
Effective tax rate in the long-term	15.00%	15.00%
Capital adequacy ratio	12.50%	12.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Bank of Communications Co., Limited | Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.17%)
Bank of Communications Co., Limited | Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.15%
Bank of Communications Co., Limited | Discount rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.23%
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.02%
Bank of Communications Co., Limited | Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	1.22%
Bank of Communications Co., Limited | Cost-income ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.70%
Bank of Communications Co., Limited | Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.25%
Bank of Communications Co., Limited | Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	1.69%
Bank of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Discount rate	8.20%	8.70%
CAPM Rate	9.90%	9.90%
Expected credit losses as a percentage of customer advances in the short to medium term	0.99%	0.98%
Risk-weighted assets as a percentage of total assets	61.00%	61.00%
Operating income ratio	4.60%	5.10%
Cost-income ratio	35.50%	35.50%
Effective tax rate in the short to medium-term	7.60%	6.80%
Bank of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Discount rate	10.20%	10.10%
CAPM Rate	13.50%	13.50%
Expected credit losses as a percentage of customer advances in the short to medium term	1.15%	1.12%
Risk-weighted assets as a percentage of total assets	63.20%	62.40%
Operating income ratio	7.30%	6.20%
Cost-income ratio	35.80%	36.10%
Effective tax rate in the short to medium-term	15.00%	15.00%
Risk-weighted assets as a percentage of total assets | Bank of Communications Co., Limited
Disclosure of associates [line items]
Risk-weighted assets as a percentage of total assets	61.00%	61.00%